Fair Value Measurements (Narrative) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Minimum percent of partnership assets invested in direct ownership interests	65.00%
Unfunded capital commitments	$ 0